Pension and other employee benefit plans	6 Months Ended
Sep. 30, 2017
Pension and other employee benefit plans

14. Pension and other employee benefit plans

The following table summarizes the components of net periodic benefit cost of the severance indemnities and pension plans of the MHFG Group for the six months ended September 30, 2016 and 2017:

	Six months ended September 30,
	2016	2017
	(in millions of yen)
Service cost-benefits earned during the period	22,219	21,643
Interest costs on projected benefit obligations	2,716	3,609
Expected return on plan assets	(17,860)	(17,353)
Amortization of prior service benefits	(97)	102
Amortization of net actuarial loss (gain)	385	214
Special termination benefits	1,744	2,128

Net periodic benefit cost	9,107	10,343

As previously disclosed in the consolidated financial statements for the fiscal year ended March 31, 2017, the total contribution of approximately ¥51 billion is expected to be paid to the pension plans during the fiscal year ending March 31, 2018. For the six months ended September 30, 2017, the total contribution of ¥25 billion has been paid to the pension plans. The additional contribution of ¥26 billion is expected to be paid during the remainder of the fiscal year ending March 31, 2018 for a total of ¥51 billion.